Goodwill and Other Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Other Assets [Line Items]
Goodwill			$ 462,718,000	$ 470,572,000	$ 493,695,000
Accumulated impairment losses			(290,744,000)	(290,744,000)	(220,744,000)
Beginning balance			179,828,000	272,951,000
Impairment loss	$ 70,000,000		0	70,000,000
Currency translation adjustment			(6,254,000)	(23,123,000)
Ending balance			171,974,000	179,828,000	272,951,000
Capitalized software development costs			36,260,000	40,235,000
Amortization expense on capitalized software			18,326,000	20,889,000	18,833,000
Goodwill, Impaired, Facts and Circumstances Leading to Impairment			(1,600,000)
Impairment of assets			2,123,000	72,017,000	15,783,000
Brazil
Goodwill and Other Assets [Line Items]
Impairment loss				70,000
Amount of fair value in excess of carrying amount			$ 61,000,000
Percentage of fair value in excess of carrying amount			17.00%
North America
Goodwill and Other Assets [Line Items]
Goodwill			$ 110,250,000	112,029,000	112,176,000
Accumulated impairment losses			(13,171,000)	(13,171,000)	(13,171,000)
Beginning balance			98,858,000	99,005,000
Impairment loss				0
Currency translation adjustment			(179,000)	(147,000)
Ending balance			$ 97,079,000	98,858,000	99,005,000
Percentage of fair value in excess of carrying amount			100.00%
Goodwill, Impaired, Facts and Circumstances Leading to Impairment			$ (1,600,000)
Asia Pacific
Goodwill and Other Assets [Line Items]
Goodwill			40,036,000	41,307,000	45,987,000
Accumulated impairment losses			0	0	0
Beginning balance			41,307,000	45,987,000
Impairment loss				0
Currency translation adjustment			(1,271,000)	(4,680,000)
Ending balance			40,036,000	41,307,000	45,987,000
Amount of fair value in excess of carrying amount			$ 114,200,000
Percentage of fair value in excess of carrying amount			39.00%
Goodwill, Impaired, Facts and Circumstances Leading to Impairment			$ 0
EMEA
Goodwill and Other Assets [Line Items]
Goodwill			168,714,000	168,714,000	168,714,000
Accumulated impairment losses			(168,714,000)	(168,714,000)	(168,714,000)
Beginning balance			0	0
Impairment loss				0
Currency translation adjustment			0	0
Ending balance			0	0	0
Goodwill, Impaired, Facts and Circumstances Leading to Impairment			0
Latin America
Goodwill and Other Assets [Line Items]
Goodwill			143,718,000	148,522,000	166,818,000
Accumulated impairment losses			(108,859,000)	(108,859,000)	(38,859,000)
Beginning balance			39,663,000	127,959,000
Impairment loss				70,000,000
Currency translation adjustment			(4,804,000)	(18,296,000)
Ending balance			$ 34,859,000	$ 39,663,000	$ 127,959,000
Percentage of fair value in excess of carrying amount			100.00%
Goodwill acquired		$ 26,003,000
Goodwill, Impaired, Facts and Circumstances Leading to Impairment			$ 0
Amortizable intangible assets resulting from acquisition		$ 16,000,000